Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies
2024	$ 146,043
2025	141,818
2026	143,415
2027	144,252
2028 and thereafter	449,443
Total	$ 1,024,971